Fixed Assets (Detail) ¥ in Millions, $ in Millions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 39,280	$ 5,560	¥ 38,388
Accumulated depreciation and impairment	(22,386)	(3,169)	(20,077)
Fixed assets, net	16,894	2,391	18,311
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,136	4,265	29,592
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,604	652	4,628
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,318	328	2,317
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	206	29	203
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	973	138	944
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	379	54	391
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 664	$ 94	¥ 313